Deferred Taxes	12 Months Ended
Dec. 31, 2021
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Deferred Taxes
NOTE 32: DEFERRED TAXES
As having not yet reached the commercialization step, the Group accumulates tax losses that are carried forward indefinitely for offset against future taxable profits of the Group. Significant uncertainty exists however surrounding the Group’s ability to realize taxable profits in a foreseeable future. Therefore, the Group has not recognized any net deferred tax assets in its statements of financial position.
Deferred tax assets and liabilities are detailed below by nature of temporary differences for the current year:

(€’000)	For the year ended
December 31, 2021
	Assets	Liabilities	Net
Intangibles assets	—	(2 709)	(2 709)
Tangible assets	—	—	—
Recoverable cash advances liability	1 503	—	1 503
Contingent consideration liability	3 670	—	3 670
Employee Benefits liability	13	—	13
Other temporary difference	—	(586)	(586)

Tax-losses carried forward	72 671	—	72 671

Unrecognized Gross Deferred Tax assets/(liabilities)	77 857	(3 295)	74 562
Netting by tax entity	(3 295)	3 295	—
Unrecognized Net Deferred Tax assets/(liabilities)	74 562	—	74 562
Deferred tax assets and liabilities are detailed below by nature of temporary differences for the prior year:

(€’000)	For the year ended
	December 31, 2020
	Assets	Liabilities	Net
Intangibles assets	—	(1 826)	(1 826)
Tangible assets	—	(26)	(26)
Recoverable cash advances liability	1 067	—	1 067
Contingent consideration liability	3 881	—	3 881
Employee Benefits liability	154	—	154
Other temporary difference	—	(346)	(346)
Tax-losses carried forward	63 302	—	63 302
Unrecognized Gross Deferred Tax assets/(liabilities)	68 405	(2 197)	66 208
Netting by tax entity	(2 174)	2 174	—
Unrecognized Net Deferred Tax assets/(liabilities)	66 231	(23)	66 208

The Group’s main deductible tax base relates to tax losses carried forward, which have indefinite term under both BE and US tax regimes applicable to its subsidiaries.
The remaining temporary differences refer to differences between IFRS accounting policies and local tax reporting policies.
The Group has not recognized any net deferred tax asset on its statements of financial position, for the same reason as explained above (uncertainty relating to taxable profits in a foreseeable future).
The change in the Group’s net deferred tax asset balance is detailed below:
UNRECOGNIZED DEFERRED TAX ASSET BALANCE ROLL FORWARD

(€’000)	For the year ended
	2021	2020	2019
Opening balance at January 1,	66 208	61 300	53 279
Temporary difference creation or reversal	(1 014)	(2 981)	(536)
Change in Tax-losses carried forward	8 820	8 064	8 556
Change in US tax rate applicable	548	(176)	—
Closing balance at December 31,	74 562	66 208	61 300

The net increase in the balance mainly relates to the additional losses reported for the current year.
As of December 31, 2021, the Group has a total accumulated tax losses of €290.3 million, which generate unrecognized deferred tax assets, not subject to expiration.